Note 3 - Revenue 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

3.    Revenue

General

The Company has not generated revenue from product sales. The Company has generated revenue from contracts with customers (option, license and collaboration agreements), which include upfront payments for licenses or options to obtain licenses, payments for research and development services and milestone payments.

The Company recognized revenue from the following strategic partnerships and other license agreements (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Pfizer (formerly Seagen)	$—	$9,179	$6	$14,088
AstraZeneca	—	3,909	—	8,399
Servier	—	3,951	47	3,846
Genentech	—	—	—	12,697
Boston Pharmaceuticals	—	2,481	—	2,481
Total Revenue	$—	$19,520	$53	$41,511

As of September 30, 2024, under the Company’s existing strategic partnerships and other license agreements, the Company could receive the following potential milestone payments (in millions):

	Research, Development, Regulatory & Commercial Milestones	Sales Milestones
Pfizer (formerly Seagen)	$759	$450
Boston Pharmaceuticals	85	265
Total potential milestone payments	$844	$715

Strategic Partnerships

Genentech

On May 19, 2021, the Company and Genentech, Inc., or Genentech, entered into a Research Collaboration and License Agreement, or the Genentech Agreement, to discover, develop and commercialize locally delivered respiratory and ophthalmology therapies that leverage the Company’s proprietary Anticalin technology. Upon signing the Genentech Agreement, Genentech paid the Company a $20 million upfront fee.

Under the terms of the Genentech Agreement, the Company was responsible for discovery and preclinical development of two initial programs. In April and May 2023, Genentech and the Company decided to discontinue the discovery-stage programs in ophthalmology and respiratory, respectively, for scientific reasons. Pursuant to this decision, the material right performance obligations related to the target swaps for these programs also expired. Based on these decisions, there are no more active performance obligations remaining under the collaboration and the Company recognized all remaining revenue, or $12.5 million, under the collaboration in the three months ended June 30, 2023.

Genentech also had options to select two additional programs with the payment of a fee, which expired in May 2024. With the expiration of these options and no programs active or ongoing, the Genentech Agreement also expired.

Boston Pharmaceuticals

On April 24, 2021, the Company and BP Asset XII, Inc., or Boston Pharmaceuticals, a subsidiary of Boston Pharma Holdings, LLC, entered into an Exclusive Product License Agreement, or the BP Agreement, to develop BOS-342, also referred to as PRS-342, a 4-1BB/GPC3 preclinical immuno-oncology Mabcalin® (antibody-Anticalin fusion) protein.

Under the terms of the BP Agreement, Boston Pharmaceuticals exclusively licensed worldwide rights to BOS-342. The Company received an upfront payment and is further entitled to receive development, regulatory and sales-based milestone payments, tiered royalties up to low double-digits on sales of BOS-342 and a percentage of consideration received by Boston Pharmaceuticals in the event of a sublicense of a program licensed under the BP Agreement or a change of control of Boston Pharmaceuticals.

The Company recognized the full transaction price as revenue in 2021 and has no remaining obligations. In August 2023, the first patient was dosed in the Boston Pharmaceuticals sponsored Phase 1/2 study of PRS-342/BOS-342 in hepatocellular carcinoma (HCC), for which the Company received a milestone payment of $2.5 million.

Pfizer (formerly Seagen)

On February 8, 2018, the Company entered into a license and collaboration agreement, or the Pfizer Collaboration Agreement, and a non-exclusive Anticalin platform technology license agreement, or the Pfizer Platform License, and together with the Pfizer Collaboration Agreement, the Pfizer Agreements, with Pfizer Inc., or Pfizer, pursuant to which the parties agreed to develop multiple targeted bispecific IO treatments for solid tumors and blood cancers.

Under the terms of the Pfizer Agreements, the companies agreed to pursue multiple antibody-Anticalin fusion proteins during the research phase. The Pfizer Agreements provide Pfizer an option to select up to three programs for further development, which Pfizer did, and Pfizer is responsible for developing, funding and commercializing each of these programs.

On March 24, 2021, the Company entered into a Second Pfizer Amendment (formerly the Second Seagen Amendment), to amend the existing immuno-oncology collaboration agreement relating to joint development and commercial rights for one program in the alliance. Under the Second Pfizer Amendment, the Company retains a co-promotion option in the United States for one program, while Pfizer remains solely responsible for the development and overall commercialization of that program. The Company will also be entitled to increased royalties from that program if it chooses to exercise the co-promotion option.

Under the Pfizer Agreements, the Company is eligible to receive other various research, development, commercial and sales milestones. There is uncertainty that the events to obtain the research and development milestones will be achieved given the nature of clinical development and the stage of the Company’s technology. The Company has thus determined that all research and development milestones will be constrained until it is deemed probable that a significant revenue reversal will not occur, with the exception of the $5.0 million milestone as described in the following paragraph.

In January 2023, the Company achieved a milestone for the first program in the Pfizer collaboration for $5.0 million. The Company evaluated the recognition of the milestone under ASC 606 and concluded that the constraints on the milestone no longer existed as of December 31, 2022 and therefore recorded the full $5.0 million as revenue for the year ended December 31, 2022.

In September 2023, Pfizer and the Company entered into an amendment of the Second Pfizer Amendment that provides Pfizer with collaboration product licenses and no changes to the amounts achievable under the collaboration agreement. The effect of the September 2023 amendment was to transfer responsibility for substantially all activities previously performed by the Company to Pfizer. Subsequently, in December 2023, the transfer of the programs was fully approved by the combined joint steering committee. Accordingly, the Company recognized revenue of approximately $10.1 million for the delivery on its performance obligations related to the two programs for the year ended December 31, 2023. With this amendment, the Company has satisfied all remaining obligations under the collaboration.

AstraZeneca

On May 2, 2017, the Company entered into a license and collaboration agreement, or the AstraZeneca Collaboration Agreement, and a non-exclusive Anticalin platform technology license agreement, or AstraZeneca Platform License, and together with the AstraZeneca Collaboration Agreement, the AstraZeneca Agreements, with AstraZeneca AB, or AstraZeneca, which became effective on June 10, 2017, following expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976.

In addition to elarekibep (formerly known as PRS-060/AZD1402), or the AstraZeneca Lead Product, the Company and AstraZeneca agreed to collaborate, under the original terms of the AstraZeneca Collaboration Agreement, to progress four additional novel Anticalin proteins against undisclosed targets for respiratory diseases, or the AstraZeneca Collaboration Products, and together with the AstraZeneca Lead Product, the AstraZeneca Products. The first two discovery-stage programs were discontinued in 2022. The third discovery-stage program was discontinued in the second quarter of 2023, which led to recognition of $4.0 million of revenue in that same quarter.

In June 2023, based on non-clinical safety findings in a 13-week toxicology study of elarekibep in non-human primates previously disclosed by the Company, AstraZeneca notified us of its decision to discontinue and cease dosing in the ongoing clinical studies of elarekibep. There was no effect to revenue as a result of the discontinuation of this program.

On July 17, 2023, as a result of the non-clinical safety finding in the 13-week toxicology study of elarekibep in non-human primates, AstraZeneca notified the Company of its intention to terminate the AstraZeneca Collaboration Agreement and the AstraZeneca Platform License, effective October 15, 2023. As a result of this, the remaining amount of current deferred revenue, or $3.5 million, related to the fourth discovery-stage program was recognized in revenue in the third quarter of 2023. With the termination of the AstraZeneca Agreements, there are no more active programs or performance obligations related to the collaboration. Following the termination date, the Company determined that it would not continue development of the programs under the AstraZeneca Agreements.

Servier

In 2017, the Company entered into a license and collaboration agreement, or Servier Collaboration Agreement, and a non-exclusive Anticalin platform license agreement, or Servier Platform License Agreement, and together with the Servier Collaboration Agreement, the Servier Agreements, with Les Laboratoires Servier and Institut de Recherches Internationales Servier, or Servier, pursuant to which the Company and Servier agreed to initially pursue five bispecific therapeutic programs. The intention of the collaboration and defined programs was to combine antibodies from the Servier portfolio with one or more Anticalin proteins based on the Company’s proprietary platform to generate innovative IO bispecific drug candidates.

Since inception, four of the five initially committed programs have been discontinued by Servier. The Company does not presently intend to continue development of the four discontinued programs but retains full rights to advance the development and commercialization of those products on a world-wide basis in the future.

In July 2023, the Company notified Servier of its decision to opt out of co-development and commercialization of S095012, also referred to as PRS- 344, a 4- 1BB/PD- L1 bispecific Mabcalin protein, in the United States. With the decision to opt out of co-development of S095012, the Company recognized the remaining revenue under the collaboration, or $4.7 million, in 2023 and there are no more active co-development programs under the collaboration.

On June 28, 2024, Servier provided the Company with a written notice of termination of the Servier Collaboration Agreement. Pursuant to the Servier Platform License Agreement, the Servier Platform License Agreement terminates upon termination of the Servier Collaboration Agreement. The Servier Collaboration Agreement and Servier Platform License Agreements will terminate effective  December 27, 2024, or 180 days from the date on which Servier notified the Company of its intent to terminate both agreements.

With this notice, Servier will discontinue and cease dosing in the Phase 1 clinical study of S095012. Servier's decision to terminate both agreements was based on a potential safety concern in S095012 Phase 1 clinical studies. The Company does not intend to pursue any further development of S095012.

Contract Balances

The Company receives payments from its collaboration partners based on payments established in each contract. Upfront payments and fees are recorded as deferred revenue upon receipt or when due until such time as the Company satisfies its performance obligations under each arrangement. A contract asset is a conditional right to consideration in exchange for goods or services that the Company has transferred to a customer. Amounts are recorded as accounts receivable when the Company’s right is unconditional.

There were no additions to deferred revenue during the three and nine months ended September 30, 2024. There were no reductions to deferred revenue for the three and nine months ended September 30, 2024 and reductions to deferred revenue were $17.1 million and $38.7 million for the three and nine months ended September 30, 2023 respectively.

3.	Revenue

General

The Company has not generated revenue from product sales. The Company has generated revenue from contracts with customers (option, license and collaboration agreements), which include upfront payments for licenses or options to obtain licenses, payments for research and development services and milestone payments.

During the years ended December 31, 2023 and 2022, respectively, the Company recognized revenue from the following strategic partnerships and other license agreements (in thousands):

	Year Ended December 31,
	2023	2022
AstraZeneca	$8,399	$9,117
Pfizer	15,134	8,287
Servier	4,099	5,359
Genentech	12,697	3,139
Boston Pharmaceuticals	2,481	—
Total Revenue	$42,810	$25,902

Under the Company´s existing strategic partnerships and other license agreements, the Company could receive the following potential milestone payments (in millions) as of December 31, 2023:

	Research, Development, Regulatory & Commercial Milestones	Sales Milestones
Pfizer	$759	$450
Servier	107	99
Boston Pharmaceuticals	85	265
Total potential milestone payments	$951	$814

Strategic Partnerships

Genentech

On May 19, 2021, the Company and Genentech, Inc., or Genentech, entered into a Research Collaboration and License Agreement, or the Genentech Agreement, to discover, develop and commercialize locally delivered respiratory and ophthalmology therapies that leverage the Company’s proprietary Anticalin technology. Upon signing the Genentech Agreement, Genentech paid the Company a $20 million upfront fee. In addition, the Company may be eligible to receive additional milestone payments across multiple programs, as well as tiered royalty payments on net sales at percentages ranging from the mid-single to low double-digits, subject to certain standard reductions and offsets.

Under the terms of the Genentech Agreement, the Company was responsible for discovery and preclinical development of two initial programs. In April and May 2023, Genentech and the Company decided to discontinue the discovery-stage programs in ophthalmology and respiratory, respectively, for scientific reasons. Pursuant to this decision, the material right performance obligations related to the target swaps for these programs also expired. Based on these decisions, there aren't any active performance obligations remaining under the collaboration and the Company recognized all remaining revenue, or $12.5 million, under the collaboration in the second quarter of 2023.

The Genentech Agreement also provided an option to select additional programs, at Genentech's discretion, for a fee and this option expires in May 2024. If Genentech exercises its option to start additional programs, the Company would be eligible to receive additional milestone payments, as well as tiered royalty payments on net sales, subject to certain standard reductions and offsets. Genentech’s options to nominate two additional collaboration targets of their choosing is subject to the legal availability of the target to be researched. As of December 31, 2023, any variable consideration related to the exercise of such options is considered fully constrained.

Boston Pharmaceuticals

On April 24, 2021, the Company and BP Asset XII, Inc., or Boston Pharmaceuticals, a subsidiary of Boston Pharma Holdings, LLC, entered into an Exclusive Product License Agreement, or the BP Agreement, to develop PRS-342, a 4-1BB/GPC3 preclinical immuno-oncology Anticalin-antibody bispecific fusion protein.

Under the terms of the BP Agreement, Boston Pharmaceuticals exclusively licensed worldwide rights to PRS-342. The Company received an upfront payment of $10.0 million and is further entitled to receive development, regulatory and sales-based milestone payments, tiered royalties up to low double-digits on sales of PRS-342 and a percentage of consideration received by Boston Pharmaceuticals in the event of a sublicense of a program licensed under the BP Agreement or a change of control of Boston Pharmaceuticals. The Company also contributed $4.0 million toward manufacturing activities.

The Company completed all performance obligations in 2021, at which point the revenue was recorded from the upfront payment. In August 2023, the first patient was dosed in the Boston Pharmaceuticals sponsored Phase 1/2 study for BOS-342 in hepatocellular carcinoma, or HCC, for which the Company received a milestone payment.

Pfizer

On February 8, 2018, the Company entered into a license and collaboration agreement, or the Pfizer Collaboration Agreement (formerly the Seagen Collaboration Agreement), and a non-exclusive Anticalin platform technology license agreement, or the Pfizer Platform License (formerly the Seagen Platform License), and together with the Pfizer Collaboration Agreement, the Pfizer Agreements (formerly the Seagen Agreements), with Pfizer (formerly Seagen), pursuant to which they agreed to develop multiple targeted bispecific IO treatments for solid tumors and blood cancers.

Under the terms of the Pfizer Agreements, the companies pursued multiple Anticalin-antibody fusion proteins during the research phase. The Pfizer Agreements provide Pfizer a base option to select up to three programs for further development. Prior to the initiation of a pivotal trial, the Company may opt into global co-development and U.S. commercialization of the second program and share in global costs and profits on an equal basis. Pfizer will solely develop, fund and commercialize the other two programs. Pfizer may also decide to select additional candidates from the initial research phase for further development in return for the payment to us of additional fees, milestone payments, and royalties.

On March 24, 2021, the Company announced that Pfizer made a strategic equity investment in Pieris, and that the companies had entered into a Second Pfizer Amendment (formerly Second Seagen Amendment), in which their existing immuno-oncology collaboration agreement has been amended relating to joint development and commercial rights for one program in the alliance. Under the Second Pfizer Amendment, Pieris’ option to co-develop and co-commercialize one of three programs in the collaboration was converted to a co-promotion option in the United States, with Pfizer solely responsible for the development and overall commercialization of that program. Pieris will also be entitled to increased royalties from that program in the event that it chooses to exercise the co-promotion option. In connection with the agreements described above, the Company and Pfizer entered into a subscription agreement, or the Pfizer Subscription Agreement (formerly the Seagen Subscription Agreement), pursuant to which the Company agreed to issue to Pfizer, and Pfizer agreed to acquire from the Company, 46,327 shares of the Company’s common stock for a total purchase price of $13.0 million, or $280.80 per share, in a private placement transaction pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. The Pfizer Subscription Agreement includes a provision to the effect that Pfizer may ask the Company to file a registration statement to register the resale of the shares issued to Pfizer, at any time beginning on the date that is 60 calendar days from the date of issuance of the shares. The Company assessed the ASC 606 implications of the Pfizer Subscription Agreement and concluded that the fair value of the shares on a per share basis was $208.80 per share as of the transaction date. This resulted in a premium paid for the shares of $3.3 million, all of which was recorded in deferred revenue upon contract execution and allocated to the remaining performance obligations.

In the second quarter of 2022, the Company recorded approximately $1.5 million in revenue related to completion of the performance obligation for the expiration of the target swap under the second program in the collaboration.

Under the Pfizer Agreements, the Company is eligible to receive various research, development, commercial and sales milestones. There is uncertainty that the events to obtain the research and development milestones will be achieved given the nature of clinical development and the stage of the Company’s technology. The Company has thus determined that all research and development milestones will be constrained until it is deemed probable that a significant revenue reversal will not occur, with the exception of the $5.0 million milestone as described in the following paragraph.

In January 2023, the Company achieved a milestone for the first program in the collaboration for $5.0 million. The Company evaluated the recognition of the milestone under ASC 606 and concluded that the constraints on the milestone no longer existed as of December 31, 2022 and therefore recorded the full $5.0 million as revenue for the year ended December 31, 2022.

In September 2023, Pfizer and the Company entered into an amendment of the Second Pfizer Amendment that provides Pfizer with collaboration product licenses and no changes to the amounts achievable under the collaboration agreement. The effect of the September 2023 amendment was to transfer responsibility for substantially all activities previously performed by the Company to Pfizer. Subsequently, in December 2023, the transfer of the programs was fully approved by the combined joint steering committee. Accordingly, the Company recognized revenue of approximately $10.1 million for the delivery on its performance obligations related to the two programs for the year ended December 31, 2023. With this amendment, the Company has satisfied all remaining obligations under the collaboration.

AstraZeneca

On May 2, 2017, the Company entered into a license and collaboration agreement, or the AstraZeneca Collaboration Agreement, and a non-exclusive Anticalin platform technology license agreement, or AstraZeneca Platform License, and together with the AstraZeneca Collaboration Agreement, the AstraZeneca Agreements with AstraZeneca AB, or AstraZeneca, which became effective on June 10, 2017, following expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976. Under the AstraZeneca Agreements the parties agreed to advance several novel inhaled Anticalin proteins.

In addition to the Company’s former lead inhaled drug candidate, PRS-060/AZD1402, or the AstraZeneca Lead Product, the Company and AstraZeneca, under the original terms of the AstraZeneca Collaboration Agreement, would also collaborate to progress four additional novel Anticalin proteins against undisclosed targets for respiratory diseases, or the AstraZeneca Collaboration Products, and together with the AstraZeneca Lead Product, the AstraZeneca Products. As of June 2023, the AstraZeneca Lead Product and three of the four AstraZeneca Collaboration Products had been discontinued. The first two discovery-stage programs were previously discontinued in 2022, which led to approximately $9.7 million in revenue recognized due to these discontinuations. Elarekibep and the third discovery-stage program were discontinued in the second quarter of 2023. The discontinuation of the third discovery program led to recognition of $4.0 million of revenue in the quarter ended June 30, 2023, while there was no revenue recognized as a result of the discontinuation of elarekibep.

The Company was responsible for advancing the AstraZeneca Lead Product through its phase 1 study, with the associated costs funded by AstraZeneca. The parties would collaborate thereafter to conduct a phase 2a study in asthma patients, with AstraZeneca continuing to fund development costs. After completion of a phase 2a study, Pieris had the option to co-develop the AstraZeneca Lead Product and also had a separate option to co-commercialize the AstraZeneca Lead Product in the United States. For the AstraZeneca Collaboration Products, the Company was responsible for the initial discovery of the novel Anticalin proteins, after which AstraZeneca would take the lead on continued development of the AstraZeneca Collaboration Products. The Company had the option to co-develop two of the four AstraZeneca Collaboration Products beginning at a pre-defined preclinical stage and would also have the option to co-commercialize these two programs in the United States, while AstraZeneca would be responsible for development and commercialization of the other programs worldwide.

On July 17, 2023, AstraZeneca notified the Company of its intention to terminate the AstraZeneca Collaboration Agreement and the AstraZeneca Platform License, effective October 15, 2023. AstraZeneca’s decision to terminate the AstraZeneca Agreements was based on non-clinical safety findings in a 13-week toxicology study of elarekibep in non-human primates previously disclosed by the Company. As a result of this, the remaining amount of current deferred revenue, or $3.5 million, related to the fourth discovery-stage program was recognized in revenue as of September 30, 2023. With the termination of the AstraZeneca Agreements, there are no more active programs or performance obligations related to the collaboration. Following the termination date, the Company determined that it would not continue development of the programs under the AstraZeneca Agreements.

The Company incurred $1.6 million of third-party success fees to obtain the contract with AstraZeneca. Upon adoption of ASC 606, the Company capitalized $1.1 million in accordance with ASC 340. In accordance with the termination of the AstraZeneca Agreements and recognition of remaining revenue, the Company also amortized the remaining deferred transactions costs to obtain the contract, or $0.3 million. Amortization for the year ended December 31, 2022 was $0.3 million.

Servier

In 2017, the Company entered into a license and collaboration agreement, or Servier Collaboration Agreement, and a non-exclusive Anticalin platform license agreement, or Servier Platform License, and together with the Servier Collaboration Agreement, the Servier Agreements with Les Laboratoires Servier and Institut de Recherches Internationales Servier, or Servier, pursuant to which the Company and Servier agreed to initially pursue five bispecific therapeutic programs. The intention of the collaboration and defined programs was to combine antibodies from the Servier portfolio with one or more Anticalin proteins based on the Company's proprietary platform to generate innovative IO bispecific drug candidates, or the Collaboration products.

In the first quarter of 2022, the Company satisfied the performance obligation related to the material right for S095025 (PRS-352), which led to point-in-time recognition of revenue for $4.9 million of revenue previously deferred. In the fourth quarter of 2022, Servier discontinued development of S095025 based upon a strategic portfolio review. Since inception, four of the five initially committed programs have been discontinued by Servier. The Company does not presently intend to continue development of the four discontinued programs but retains full rights to advance the development and commercialization of those products on a world-wide basis in the future.

In July 2023, the Company notified Servier of its decision to opt out of co-development and commercialization of S095012 (PRS-344), a 4- 1BB/PD- L1 bispecific Mabcalin protein, in the U.S. Servier retains exclusive, even as to the Company, worldwide rights to the program, including the right to continue to advance development and potential commercialization of S095012 (PRS-344) in the U.S. As a result of the Company's decision to opt out of co-development, the Company will be entitled to increased royalty rates and potential royalties and milestones, if any, for S095012 (PRS-344) under the terms of the Servier Agreement. With the decision to opt out of co-development of S095012 (PRS-344), the Company recognized the remaining revenue under the collaboration, or $4.7 million, in 2023 and there are no more active co-development programs under the collaboration.

Contract Balances

The Company receives payments from its collaboration partners based on payments established in each contract. Upfront payments and fees are recorded as deferred revenue upon receipt or when due until such time as the Company satisfies its performance obligations under each arrangement. A contract asset is a conditional right to consideration in exchange for goods or services that the Company has transferred to a customer. Amounts are recorded as accounts receivable when the Company’s right is unconditional.

There were no additions to deferred revenue during the year ended December 31, 2023 and reductions to deferred revenue were $39.7 million for the year ended December 31, 2023.